Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2016
Income Taxes {3}
Schedule of Deferred Tax Assets and Liabilities
	March 31 2019	December 31, 2018
Deferred Tax Assets
Net Operating Losses	$4,200,000	$3,990,000
Less: Valuation Allowance	$(4,200,000)	$(3,990,000)
Deferred Tax Assets – Net	—	—

Deferred Tax Assets	December 31, 2018	December 31, 2017
Net Operating Losses	$3,990,000	$5,440,000
Less: Valuation Allowance	$(3,990,000)	$(5,440,000)
Deferred Tax Assets – Net	—	—

Schedule of reconciliation of income tax benefit
	Three Months Ended
	March 31, 2019	March 31, 2018
U.S. federal statutory rate	(21%)	(21%)
State income tax, net of federal benefit	(0.0%)	(0.0%)
Increase in valuation allowance	21%	21%

	Year Ended December 31, 2018	Year Ended December 31, 2017	Six Months Ended December 31, 2017	Six Months Ended December 31, 2016
U.S federal statutory rate	(21%)	(34%)	(34%)	(34%)
State income tax, net of federal benefit	(0.0%)	(0.0%)	(0.0%)	(0.0%)
Increase in valuation allowance	21%	34%	34%	34%
Income tax provision (benefit)	0.0%	0.0%	0.0%	0.0%